HSBC INVESTOR FUNDS

                       SUPPLEMENT DATED FEBRUARY 28, 2007
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2007

                      HSBC INVESTOR CORE FIXED INCOME FUND
            HSBC INVESTOR GLOBAL EMERGING MARKETS FIXED INCOME FUND
                     HSBC INVESTOR GLOBAL FIXED INCOME FUND
          HSBC INVESTOR GLOBAL FIXED INCOME FUND (U.S. DOLLAR HEDGED)
                 HSBC INVESTOR SHORT DURATION FIXED INCOME FUND

The HSBC Investor Core Fixed Income Fund, HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Short Duration Fixed Income Fund described in the Prospectus have not commenced operations as of the date of this Supplement and are not currently available for sale.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE

HSB-SPFIIN 0207

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                              HSBC INVESTOR FUNDS

                       SUPPLEMENT DATED FEBRUARY 28, 2007
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2007

                HSBC INVESTOR CASH MANAGEMENT MONEY MARKET FUND

The HSBC Investor Cash Management Money Market Fund described in the Prospectus has not commenced operations as of the date of this Supplement and is not currently available for sale.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE

HSB-SP-MM 2007